RETIREMENT PLAN	3 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

14 — RETIREMENT PLAN

The Company has a 401(k) plan for all full-time employees who have attained the age of 21 and completed 90 days. The Company does not provide any match for the 401(k).